Commitments, Contingent Liabilities and Other (Schedule of Aggregate Amounts of Year-by-Year Payment of Purchase Commitments) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Unrecorded Unconditional Purchase Obligation, Fiscal Year Maturity [Abstract]
2017	¥ 279,201
2018	67,192
2019	39,889
2020	14,265
2021	8,685
Later fiscal years	11,018
Total	¥ 420,250